Note 15 - Financial Instruments - Non-recurring Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant, and Equipment, Net	$ 185,465,570	$ 203,528,116
Impairment loss	2,796,605	$ 0	$ 0
M/V Santa Cruz [Member]
Property, Plant, and Equipment, Net	8,700,000
Impairment loss	2,800,000
M/V Santa Cruz [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Property, Plant, and Equipment, Net	$ 8,700,000